Financial Instruments - Summary of Movement In Credit Allowance On Customer Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Balance at the beginning	$ (11,322)
Impairment loss recognized / (reversed), net	(9)	$ (13)	$ (11)
Balance at the end	(10,357)	(11,322)
Accumulated Impairment | Customer Balance
Disclosure Of Financial Instruments [Line Items]
Balance at the beginning	114	114	117
Translation differences		(2)	(2)
Impairment loss recognized / (reversed), net	9	13	11
Amounts written off	(30)	(11)	(12)
Balance at the end	$ 93	$ 114	$ 114